UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06578
The Glenmede Portfolios
(Exact name of Registrant as specified in charter)
100 Huntington Avenue, CPH-0326
Boston, Massachusetts 02116
(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-442-8299
Date of fiscal year end: October 31, 2015
Date of reporting period: January 31, 2015

Item 1. Schedule of Investments. – The schedules of investments for the period ended January 31, 2015 are filed herewith.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2015 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 85.5%

	Alabama — 1.9%
$4,500,000	Alabama State Public School & College Authority, Revenue Bonds, Refunding, Series B,
	5.000% due 1/1/26	$5,618,655

	Alaska — 1.1%
2,745,000	Anchorage, AK, Electric Utility, Revenue Bonds, Refunding, Series A,
	4.000% due 12/1/21	3,156,338

	California — 4.7%
	California State General Obligation Unlimited:
2,000,000	5.000% due 2/1/18	2,257,100
2,000,000	5.000% due 9/1/19	2,363,920
5,000,000	California State General Obligation Unlimited, Refunding,
	5.000% due 11/1/25	6,211,600
2,350,000	San Bernardino, CA, Unified School District, General Obligation Unlimited,
	5.000% due 8/1/18	2,678,130

		13,510,750

	District of Columbia — 2.1%
5,000,000	District of Columbia, General Obligation Unlimited, Refunding, Series D,
	5.000% due 6/1/32	6,053,450

	Florida — 6.0%
5,125,000	Florida State, Board of Education, Lottery Revenue Bonds, Series B,
	5.000% due 7/1/22	5,851,879
3,925,000	Hillsborough County, FL, Community Investment Tax, Revenue Bonds, (AMBAC Insured),
	5.000% due 11/1/19	4,389,170
2,630,000	Hillsborough County, FL, Industrial Development Authority, Revenue Bonds,
	8.000% due 8/15/32	3,460,607
3,000,000	Lee County, FL, School Board, Certificate of Participation, Refunding, Series A,
	5.000% due 8/1/27	3,629,490

		17,331,146

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Georgia — 0.4%
$1,000,000	Albany-Dougherty County, GA, Hospital Authority, Revenue Bonds,
	5.000% due 12/1/18	$1,147,370

	Illinois — 2.3%
1,500,000	Cook County, IL, Sales Tax Revenue Bonds,
	5.000% due 11/15/28	1,771,515
4,000,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding,
	5.000% due 2/1/25	4,997,920

		6,769,435

	Indiana — 0.7%
2,000,000	Elkhart, Community Schools Building Corp. Revenue Bonds, (Indiana State Aid Intercept Program),
	2.000% due 2/10/15	2,000,940

	Kansas — 3.5%
10,000,000	Burlington, KS, Environmental Improvement, Revenue Bonds, Refunding, Series B,
	0.030% due 9/1/35	10,000,000

	Kentucky — 1.0%
3,000,000	Lexington-Fayette, KY, Urban County, Revenue Bonds,
	0.030% due 7/1/19	3,000,000

	Maryland — 1.7%
4,410,000	Washington, MD, Suburban Sanitary Commission, General Obligation Unlimited, Public Improvement,
	5.000% due 6/1/18	5,037,587

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Massachusetts — 3.4%
$2,900,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding, Series A-1,
	5.250% due 7/1/32	$3,951,366
	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Series A:
1,000,000	5.250% due 7/1/29	1,341,280
1,750,000	5.250% due 7/1/31	2,363,725
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (AGMC Insured),
	5.250% due 8/1/16	2,148,260

		9,804,631

	Michigan — 1.8%
3,000,000	Detroit, MI, City School District, General Obligation Unlimited, Series A (QSBLF Insured),
	5.000% due 5/1/26	3,465,900
1,500,000	Warren, MI, Consolidated School Districts, General Obligation Unlimited (QSBLF Insured),
	5.000% due 5/1/19	1,728,660

		5,194,560

	New Jersey — 2.9%
8,510,000	New Jersey State, Health Care Facilities Financing Authority, Revenue Bonds, Series B,
	0.020% due 7/1/43	8,510,000

	New York — 8.3%
3,785,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax Secured Bond, Series D,
	5.000% due 11/1/22	4,552,825
1,705,000	New York State, Environmental Facilities Corporation, Special Obligation Revenue, Riverbank State Park, Refunding, (CIFG Assurance N.A. Insured),
	5.000% due 4/1/15	1,718,896
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A,
	5.000% due 7/1/18	1,363,992

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New York — (Continued)

	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A:
$1,150,000	5.000% due 3/15/23	$1,375,308
4,000,000	5.000% due 3/15/24	4,769,040
3,000,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B,
	5.250% due 11/15/27	3,543,540
5,470,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B-1,
	5.000% due 11/15/21	6,715,136

		24,038,737

	North Carolina — 2.4%
2,750,000	New Hanover County, NC, General Obligation Unlimited, Series A,
	4.000% due 6/1/16	2,887,252
2,000,000	New Hanover County, NC, Hospital Revenue Bonds,
	5.000% due 10/1/19	2,335,140
1,500,000	Wake County, NC, General Obligation Unlimited, Prerefunded 3/1/19 @ 100,
	5.000% due 3/1/23	1,746,990

		6,969,382

	Ohio — 5.4%
3,005,000	Dayton, Ohio, City School District, General Obligation Unlimited, Refunding,
	5.000% due 11/1/26	3,755,378
5,000,000	Franklin County, Ohio, Convention Facilities Authority, Revenue Bonds, Refunding,
	5.000% due 12/1/30	6,016,150
2,060,000	Ohio State, Adult Correctional Capital Facilities, Lease Revenue, Series A,
	5.000% due 4/1/21	2,495,196
2,670,000	Ohio State, Hospital Revenue Bonds, Series A,
	5.000% due 1/15/24	3,193,000

		15,459,724

	Oklahoma — 2.1%
6,250,000	Oklahoma City, OK, Industrial & Cultural Facilities Trust, Revenue Bonds, (NPFG Insured),
	0.137% due 6/1/19	6,070,313

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Pennsylvania — 10.8%
$2,500,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-73,
	5.000% due 12/1/20	$2,994,075
195,000	Boyertown, PA, Area School District, General Obligation Unlimited, (AGMC Insured State Aid Withholding),
	5.000% due 10/1/17	196,613
305,000	Boyertown, PA, Area School District, General Obligation Unlimited, Prerefunded 4/1/15 @ 100, (AGMC Insured State Aid Withholding),
	5.000% due 10/1/17	307,522
255,000	Bucks County, PA, Community College Authority, College Building Revenue, (County Guaranteed),
	4.750% due 6/15/18	288,910
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured State Aid Withholding),
	5.000% due 11/1/20	599,590
305,000	Dauphin County, PA, Prerefunded 5/15/15 @ 100, Series B, (AMBAC Insured),
	5.000% due 11/15/17	309,334
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding),
	5.000% due 9/1/20	1,105,080
325,000	Easton, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding),
	5.000% due 4/1/17	355,518
955,000	Erie County, PA, General Obligation Unlimited,
	5.000% due 9/1/16	1,023,903
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured State Aid Withholding),
	5.000% due 3/1/20	392,245
600,000	Lehigh County, PA, General Obligation Unlimited, Series A,
	5.000% due 11/15/18	668,586
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (AGMC Insured),
	5.000% due 7/1/16	529,285
1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured State Aid Withholding),
	5.000% due 6/1/16	1,229,021

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.000% due 5/1/17	$264,803
1,490,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured),
	5.000% due 2/1/18	1,668,427
250,000	Moon Area School District, PA, General Obligation Unlimited, (AGMC Insured State Aid Withholding),
	5.000% due 11/15/17	259,458
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured),
	5.000% due 8/15/20	512,620
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B,
	5.500% due 8/15/18	866,940
2,000,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B, (NPFG Insured),
	5.000% due 8/15/16	2,051,440
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A (AGMC Insured State Aid Withholding),
	5.000% due 6/1/18	753,606
905,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Centertech School, (AGMC Insured State Aid Withholding),
	5.000% due 2/15/15	906,810
95,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Centertech School, Escrowed to Maturity, (AGMC Insured State Aid Withholding),
	5.000% due 2/15/15	95,193
1,815,000	Pennsylvania State Turnpike Commission, Revenue Bonds, Series A (AMBAC Insured),
	5.000% due 12/1/22	1,925,570
4,000,000	Pennsylvania State, General Obligation Unlimited,
	5.000% due 6/15/21	4,865,160

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured State Aid Withholding),
	5.000% due 9/1/17	$1,650,075
4,725,000	Red Lion, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding),
	5.000% due 5/1/22	5,312,884

		31,132,668

	Rhode Island — 2.0%
4,660,000	Rhode Island, State & Providence Plantations, General Obligation Unlimited, Refunding, Series D,
	5.000% due 8/1/27	5,721,828

	South Carolina — 2.6%
4,200,000	Richland County, SC, School District No. 2, General Obligation Unlimited, Series B (SCSDE Insured),
	5.000% due 5/1/26	4,996,026
2,500,000	Scago, Educational Facilities Corp. Revenue, Spartanburg School District No. 5 (AGMC Insured),
	5.000% due 4/1/15	2,520,625

		7,516,651

	Tennessee — 0.4%
1,050,000	Metropolitan Government of Nashville and Davidson County, TN, General Obligation Unlimited, Refunding, Series D,
	5.000% due 7/1/17	1,164,020

	Texas — 8.1%
5,045,000	Dallas, TX, General Obligation Limited,
	5.000% due 2/15/17	5,507,223
5,000,000	El Paso County, TX, Hospital District, General Obligation Limited, Refunding,
	5.000% due 8/15/32	5,724,200
3,685,000	Houston, TX, Higher Education Finance Corp., Education Revenue Bonds, Refunding, Series A, (PSF Guaranteed),
	5.000% due 2/15/30	4,413,193
5,000,000	Houston, TX, Independent School District, General Obligation Limited, (PSF Guaranteed),
	2.500% due 6/1/30	5,033,750

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2015 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)

$715,000	San Antonio, TX, General Obligation Limited,
	5.000% due 2/1/15	$715,100
1,750,000	University of Texas, Revenue Bond, Financing System, Series A,
	5.000% due 8/15/16	1,877,557

		23,271,023

	Virginia — 1.2%
2,800,000	Richmond, VA, Convention Center Authority, Hotel Tax Revenue Bonds, Refunding,
	5.000% due 6/15/27[1]	3,408,748

	Washington — 5.8%
6,500,000	Franklin County, WA, School District No. 1 Pasco, General Obligation Unlimited, Refunding,
	5.000% due 12/1/26[1]	8,129,940
2,000,000	NJB Properties, Lease Revenue, King County Washington Project, Series A, (County Guaranteed),
	5.000% due 12/1/18	2,167,360
3,290,000	Washington State, Various Purposes, General Obligation Unlimited, Series E,
	5.000% due 2/1/20	3,808,701
2,500,000	Whatcom County, WA, School District No. 501, Refunding, (AGMC Insured),
	5.000% due 12/1/15	2,576,200

		16,682,201

	Wisconsin — 2.9%
3,500,000	Wisconsin State, General Obligation Unlimited, Series B,
	5.000% due 5/1/26	4,111,380
3,500,000	Wisconsin State, Health and Educational Facilities Authority, Revenue Bonds, Refunding,
	5.000% due 11/15/22	4,285,120

		8,396,500

	TOTAL MUNICIPAL BONDS (Cost $240,437,089)	246,966,657

TOTAL INVESTMENTS (Cost $240,437,089)[2]	85.5%	$246,966,657
OTHER ASSETS IN EXCESS OF LIABILITIES	14.5	41,758,495

NET ASSETS	100.0%	$288,725,152

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2015 — (Unaudited)

* Percentages indicated are based on net assets.
[1] When-issued security.
[2] Aggregate cost for federal tax purposes was $240,437,089.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FHA — Federal Housing Administration
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
SCSDE — South Carolina State Department of Education

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio Investments — (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of January 31, 2015, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified. The New Jersey Muni Portfolio was liquidated on October 22, 2014.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Portfolio had all long-term investments, with corresponding sectors at Level 2 at January 31, 2015. For the quarter ended January 31, 2015, there were no transfers between Level 1 and 2.

Municipal Securities: The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Other: In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Unrealized Appreciation/(Depreciation)

As of January 31, 2015, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio investments — (Unaudited) (Concluded)

gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	(Depreciation)	Net
Muni Intermediate Portfolio	$6,694,234	$164,666	$6,529,568

3.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to January 31, 2015 through the date the schedules of investments were filed with the Securities and Exchange Commission, that would require additional disclosure in the Fund’s schedules of portfolio investments.

Item 2. Controls and Procedures.
(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE PORTFOLIOS
By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date	March 30, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date	March 30, 2015